UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
___________________

FORM ABS-15G
 ___________________

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the initial reporting period __________ to __________

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2016 to March 31, 2016

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period __________ to __________

Date of Report (Date of earliest event reported)
January 1, 2016 – March 31, 2016
___________________

Ygrene Energy Fund, Inc.
(Exact name of securitizer as specified in its charter)
___________________

025-02386 (Commission File Number of securitizer)	0001657718 (Central Index Key Number of securitizer)

Michael Chan, (707) 236-6650
Name and telephone number, including area code, of the person to contact in connection with this filing.
___________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02. Quarterly Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Ygrene Energy Fund, Inc. (the "Securitizer") hereby makes its quarterly filing to disclose the repurchase requests it has received during the period of the first calendar quarter of 2016 ending March 31, 2016.

Fifteen (15) property-assessed clean energy loans securitized and held by GoodGreen 2015 LLC (the "PACE Assets") were the subject of a repurchase request under the Note Funding Agreement, dated as of July 20, 2015 (the "Note Funding Agreement"), by and among GoodGreen 2015-1 LLC, as issuer (the "Issuer"), the registrant, as parent, Ygrene Energy Fund California LLC, as program administrator, Ygrene Energy Fund Florida LLC, as program administrator, Accordia Life and Annuity Company, as purchaser, Cortland Capital Market Services LLC, as funding agent and U.S. Bank National Association, as indenture trustee (the "Indenture Trustee"), pursuant to the Indenture, dated as of July 20, 2015 (the "Indenture") by and among the Issuer, the Indenture Trustee, and the registrant, as parent.

The Securitizer repurchased such PACE Assets on March 31, 2016.

The disclosures required by Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c)(2)) are attached as an Exhibit to this Form ABS-15G. Please see Item 2, Exhibit 99.1 for the related information.

Item 2. Exhibits

99.1
Table of all assets securitized by the Securitizer that were the subject of a repurchase request with respect to the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Ygrene Energy Fund, Inc.
(Securitizer)

By: /s/ Michael Chan
Name: Michael Chan
Title: CFO
(Senior Officer in Charge of Securitization)

Date:  May 10, 2016

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)
			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)
GoodGreen 2015 LLC		Antioch	11	$187,261.46	0.12%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Arcata	1	$16,722.74	0.01%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Bakersfield	41	$787,817.80	0.52%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Beaumont	5	$95,135.46	0.06%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Bellflower	2	$48,220.39	0.03%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Brentwood	14	$211,153.85	0.14%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Buena Park	3	$59,029.46	0.04%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Carlsbad	19	$598,149.45	0.40%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Carson	3	$55,244.05	0.04%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Chula Vista	558	$12,350,291.69	8.23%	1	$56,246.92	0.04%	1	$56,246.92	0.04%	-	$ -	0.0%
GoodGreen 2015 LLC		Citrus Heights	36	$561,704.73	0.37%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		City of Sacramento	896	$17,787,877.81	11.85%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Clovis	3	$101,451.32	0.07%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Colton	5	$138,797.21	0.09%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Concord	7	$164,012.34	0.11%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		CV Upgrade	949	$21,633,315.29	14.41%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Danville	1	$34,882.30	0.02%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Del Mar	1	$16,318.96	0.01%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		El Dorado County Unincorporated	52	$1,475,626.49	0.98%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Elk Grove	42	$846,586.89	0.56%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Encinitas	8	$346,221.52	0.23%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Escondido	21	$557,972.50	0.37%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Fairfield	12	$265,633.78	0.18%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Firebaugh	1	$45,670.42	0.03%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Fresno	5	$139,354.92	0.09%	1	$35,310.68	0.02%	1	$35,310.68	0.02%	-	$ -	0.0%
GoodGreen 2015 LLC		Fullerton	1	$23,398.88	0.02%	1	$23,398.88	0.02%	1	$23,398.88	0.02%	-	$ -	0.0%
GoodGreen 2015 LLC		Galt	2	$32,154.96	0.02%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Garden Grove	1	$27,351.58	0.02%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Hanford	1	$39,057.53	0.03%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Hawthorne	2	$43,372.80	0.03%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Hayward	1	$20,924.89	0.01%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Humboldt County Unincorporated	2	$34,723.08	0.02%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Imperial Beach	4	$79,787.35	0.05%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Imperial County Unincorporated	2	$54,801.35	0.04%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Kern County Unincorporated	6	$113,864.54	0.08%	3	$50,146.16	0.03%	3	$50,146.16	0.03%	-	$ -	0.0%
GoodGreen 2015 LLC		La Mesa	17	$544,536.25	0.36%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Lafayette	1	$12,089.37	0.01%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Lancaster	12	$290,405.33	0.19%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Lemon Grove	7	$130,622.43	0.09%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Los Angeles	51	$1,478,841.41	0.98%	4	$128,053.06	0.09%	4	$128,053.06	0.09%	-	$ -	0.0%
GoodGreen 2015 LLC		Madera	1	$34,446.89	0.02%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Mariposa County Unincorporated	3	$66,962.87	0.04%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Montclair	1	$7,212.33	0.00%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		National City	9	$257,081.54	0.17%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Newport Beach	1	$9,984.81	0.01%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Oakland	8	$162,104.46	0.11%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Oceanside	24	$451,145.71	0.30%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Orland	2	$18,806.97	0.01%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Placerville	30	$681,005.30	0.45%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Poway	4	$149,621.41	0.10%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Rancho Cordova	11	$201,084.06	0.13%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Sacramento County	1,880	$38,112,987.25	25.38%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Sacramento County Unincorporated	141	$2,576,050.95	1.72%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		San Diego	180	$4,786,729.43	3.19%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		San Diego County Unincorporated	107	$3,236,503.27	2.16%	4	$109,345.91	0.07%	4	$109,345.91	0.07%	-	$ -	0.0%
GoodGreen 2015 LLC		San Jose	19	$518,488.59	0.35%	1	$40,542.39	0.03%	1	$40,542.39	0.03%	-	$ -	0.0%
GoodGreen 2015 LLC		San Rafael	1	$43,270.88	0.03%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Santa Ana	7	$131,677.79	0.09%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Santee	1	$22,711.65	0.02%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Shasta County Unincorporated	3	$81,259.65	0.05%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Solano County Unincorporated	6	$156,329.64	0.10%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Suisun City	7	$111,242.08	0.07%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Tehama County Unincorporated	5	$87,872.72	0.06%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Thousand Oaks	1	$31,653.21	0.02%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Torrance	2	$37,212.95	0.02%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Upland	2	$25,457.29	0.02%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Vacaville	5	$100,182.97	0.07%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Vallejo	4	$119,031.56	0.08%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Vista	11	$356,451.02	0.24%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Yolo	97	$2,134,137.86	1.42%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Yolo County	186	$4,429,327.24	2.95%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%
GoodGreen 2015 LLC		Green Corridor	1,111	$29,565,072.82	19.71%	-	$ -	0.00%	-	$ -	0.00%	-	$ -	0.0%

Name of Originator	Demand in Dispute			Demand Withdrawn			Demand Rejected
	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)
Antioch	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Arcata	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Bakersfield	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Beaumont	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Bellflower	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Brentwood	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Buena Park	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Carlsbad	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Carson	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Chula Vista	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Citrus Heights	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
City of Sacramento	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Clovis	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Colton	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Concord	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
CV Upgrade	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Danville	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Del Mar	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
El Dorado County Unincorporated	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Elk Grove	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Encinitas	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Escondido	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Fairfield	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Firebaugh	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Fresno	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Fullerton	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Galt	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Garden Grove	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Hanford	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Hawthorne	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Hayward	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Humboldt County Unincorporated	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Imperial Beach	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Imperial County Unincorporated	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Kern County Unincorporated	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
La Mesa	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Lafayette	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Lancaster	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Lemon Grove	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Los Angeles	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Madera	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Mariposa County Unincorporated	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Montclair	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
National City	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Newport Beach	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Oakland	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Oceanside	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Orland	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Placerville	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Poway	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Rancho Cordova	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Sacramento County	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Sacramento County Unincorporated	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
San Diego	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
San Diego County Unincorporated	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
San Jose	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
San Rafael	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Santa Ana	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Santee	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Shasta County Unincorporated	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Solano County Unincorporated	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Suisun City	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Tehama County Unincorporated	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Thousand Oaks	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Torrance	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Upland	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Vacaville	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Vallejo	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Vista	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Yolo	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Yolo County	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%
Green Corridor	-	$ -	0.0%	-	$ -	0.0%	-	$ -	0.0%